Third Quarter Report
July 31, 2023 (Unaudited)
Columbia Strategic New York Municipal Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.8%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	4.550%	250,000	250,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	4.650%	750,000	750,000
Total			1,000,000
Total Floating Rate Notes (Cost $1,000,000)			1,000,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 5.0%
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	1,725,000	1,725,395
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,153,284
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	600,000	572,191
12/01/2041	4.000%	600,000	567,672
Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	1,000,000	1,039,858
12/01/2042	4.000%	1,000,000	937,191
Total			5,995,591
Airport 0.5%
Niagara Frontier Transportation Authority(c)
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019
04/01/2039	5.000%	525,000	543,363
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 7.2%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	852,845
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	187,099
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,495,434
Social Bonds - KIPP NYC Public School Facilities Canal West Project
Series 2023
07/01/2062	5.250%	1,000,000	1,007,711
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	265,540
New World Preparatory Charter School Project
Series 2021
06/15/2051	4.000%	690,000	504,240
Richmond Preparatory School Project Social Bonds
Series 2021
06/01/2056	5.000%	500,000	441,549
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	1,000,000	740,207
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	1,000,000	1,004,951
Unity Preparatory Charter School of Brooklyn Project
Series 2023
06/15/2063	5.500%	1,000,000	964,006
Hempstead Town Local Development Corp.
Revenue Bonds
Evergreen Charter School Project
Series 2022A
06/15/2057	5.500%	500,000	485,763
Monroe County Industrial Development Corp.(d)
Revenue Bonds
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2057	6.000%	750,000	721,634
Total			8,670,979
2	Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.5%
New York State Environmental Facilities Corp.(c),(d)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	1,769,537
Health Services 1.3%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,523,058
Higher Education 1.6%
Build NYC Resource Corp.
Refunding Revenue Bonds
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	693,489
New York State Dormitory Authority
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,267,286
Total			1,960,775
Hospital 3.9%
Genesee County Funding Corp. (The)
Refunding Revenue Bonds
Rochester Regional Health Project
Series 2022
12/01/2052	5.250%	500,000	519,113
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	1,000,000	846,677
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,031,663
New York State Dormitory Authority(d)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	395,297
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	838,962
Total			4,631,712
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 2.0%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2055	4.000%	500,000	486,665
Revenue Bonds
Green Transmission Project
Series 2022 (AGM)
11/15/2061	4.000%	2,000,000	1,920,228
Total			2,406,893
Local Appropriation 0.8%
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,002,593
Local General Obligation 6.8%
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	3,000,000	2,932,755
Series 2022D-1
05/01/2042	5.250%	1,250,000	1,407,611
05/01/2043	5.250%	1,000,000	1,123,405
Subordinated Series 2023E-1
04/01/2047	5.250%	750,000	841,451
04/01/2050	4.000%	1,000,000	968,966
Unlimited General Obligation Refunding Bonds
Subordinated Series 2023F-1
08/01/2037	5.000%	250,000	286,827
City of Poughkeepsie
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	613,118
Total			8,174,133
Multi-Family 9.8%
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,750,550
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,410,000	1,352,590
11/01/2049	3.650%	875,000	749,391

Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018K
11/01/2048	4.000%	735,000	689,070
Sustainable Development Bonds
Series 2021
05/01/2051	2.750%	1,000,000	672,028
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	1,710,000	1,360,873
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	672,113
Series 2019D
11/01/2044	3.700%	1,000,000	877,527
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	670,075
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,159,058
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	505,387
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	671,217
Series 2021J-1 (FHA)
11/01/2056	2.875%	1,000,000	681,716
Total			11,811,595
Municipal Power 2.4%
Guam Power Authority(e)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	500,000	513,935
10/01/2044	5.000%	500,000	512,538
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,012,124
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,000,000	372,500
Series 2012A
07/01/2042	0.000%	1,250,000	465,625
Total			2,876,722
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nursing Home 0.7%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2050	5.000%	1,000,000	812,848
Other Bond Issue 2.8%
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	365,503
New York Transportation Development Corp.(c)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2046	4.000%	1,500,000	1,313,895
04/30/2053	4.000%	2,000,000	1,694,568
Total			3,373,966
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	297,781
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,024
Ports 9.2%
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	2,000,000	1,605,885
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
193rd Series 2015
10/15/2035	5.000%	2,635,000	2,681,079
Consolidated 186th
Series 2014
10/15/2044	5.000%	1,000,000	1,002,764
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2043	4.000%	2,000,000	1,991,023

4	Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,445,000	1,519,582
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,285,125
Total			11,085,458
Prep School 1.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	514,835
06/01/2035	5.000%	700,000	718,323
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	510,191
Total			1,743,349
Recreation 0.6%
Western Regional Off-Track Betting Corp.(d)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	752,050
Refunded / Escrowed 0.8%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	933,719
Resource Recovery 1.1%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	759,463
Jefferson County Industrial Development Agency(c),(d),(f)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	0.000%	1,280,000	512,000
Total			1,271,463
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 7.0%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	758,406
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	777,103
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,564,406
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2040	5.000%	1,540,000	1,481,172
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,560,684
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	370,491
09/15/2053	5.250%	1,000,000	712,639
Westchester County Local Development Corp.
Refunding Revenue Bonds
Miriam Osborn Memorial Home Association Project
Series 2019
07/01/2042	5.000%	450,000	464,828
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	780,621
Total			8,470,350
Sales Tax 8.2%
Commonwealth of Puerto Rico(e),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	520,296	266,001
Subordinated Series 2022
11/01/2043	0.000%	350,676	179,722

Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(e),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	12,100,000	3,451,495
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	973,264
Triborough Bridge & Tunnel Authority
Revenue Bonds
Sales Tax - MTA Bridges & Tunnels
Series 2022
05/15/2062	5.250%	2,500,000	2,748,316
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2063	5.500%	2,000,000	2,244,220
Total			9,863,018
Single Family 1.9%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	131,910
Revenue Bonds
Social Bonds
Series 2023-250 (HUD)
10/01/2053	4.900%	1,000,000	1,013,298
State of New York Mortgage Agency(c)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	950,000	929,283
04/01/2038	3.850%	170,000	168,384
Total			2,242,875
Special Non Property Tax 8.4%
Metropolitan Transportation Authority(g)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,793,419
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	3,000,000	2,936,016
Subordinated Series 2023F-1
02/01/2045	5.000%	1,000,000	1,092,251
02/01/2047	5.250%	1,000,000	1,127,906
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	2,000,000	1,938,005
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Highway & Transportation Authority(e),(g)
Revenue Bonds
Series 2022B
07/01/2032	0.000%	53,221	33,854
Series 2022C
07/01/2053	0.000%	91,041	57,128
Triborough Bridge & Tunnel Authority
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	1,000,000	1,128,786
Total			10,107,365
Special Property Tax 0.7%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	870,572
Tobacco 5.2%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	990,047
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	1,863,576
Suffolk Tobacco Asset Securitization Corp.(g)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	3,000,000	335,623
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,053,112
Total			6,242,358
Transportation 3.9%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2042	4.000%	1,000,000	961,568
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,070,799

6	Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation
Series 2015B
11/15/2040	5.000%	1,675,000	1,690,182
Total			4,722,549
Turnpike / Bridge / Toll Road 1.9%
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2022A
11/15/2057	5.500%	2,000,000	2,252,084
Water & Sewer 1.3%
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2023DD
06/15/2047	5.000%	1,000,000	1,107,970
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(e)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	425,000	419,141
Total			1,527,111
Total Municipal Bonds (Cost $128,581,317)			117,950,891
Money Market Funds 0.0%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.537%(h)	35,961	35,961
Total Money Market Funds (Cost $35,961)		35,961
Total Investments in Securities (Cost: $129,617,278)		118,986,852
Other Assets & Liabilities, Net		1,307,889
Net Assets		120,294,741

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2023.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2023, the total value of these securities amounted to $11,113,366, which represents 9.24% of total net assets.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2023, the total value of these securities amounted to $7,245,203, which represents 6.02% of total net assets.
(f)	Represents a security in default.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2023	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT205_10_N01_(09/23)